SUBSEQUENT EVENTS (Details) - USD ($)		1 Months Ended				12 Months Ended
	Aug. 12, 2015	Jul. 31, 2015	Jan. 23, 2015	Sep. 30, 2013	Jul. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Aug. 31, 2013
Subsequent Event [Line Items]
Common stock issued for interest						$ 211,970	$ 355,426
Convertible Line of Credit - related party, net of discounts						1,227,026
Proceeds from the sale of stock and warrants through private placements						2,305,000	$ 1,705,000
Loss on settlement						$ (412,867)
Purchase agreement amount	$ 10,000,000
Stock Options [Member]
Subsequent Event [Line Items]
Options granted						84,500	1,425,000
Options granted, exercise price						$ 0.59	$ 1.34
Warrants [Member]
Subsequent Event [Line Items]
Term			5 years
Volatility rate			81.85%
Expected term			5 years
Discount rate			1.39%
Number of shares callable by warrants			100,000
Exercise price of shares called by warrants			$ 0.27					$ 1.25
Director [Member]
Subsequent Event [Line Items]
Number of shares callable by warrants							100,000
Proceeds from the sale of stock and warrants through private placements							$ 150,000
Director [Member] | Stock Options [Member]
Subsequent Event [Line Items]
Options granted				15,000	50,000
Options granted, exercise price				$ 1.01	$ 1.30
Term				10 years	10 years
Volatility rate				91.60%	93.11%
Expected term				5 years	6 years 6 months
Discount rate				1.62%	2.67%
Minimum [Member] | Stock Options [Member]
Subsequent Event [Line Items]
Expected term						2 years	2 years 6 months
Maximum [Member]
Subsequent Event [Line Items]
Term						10 years
Maximum [Member] | Stock Options [Member]
Subsequent Event [Line Items]
Expected term						10 years	6 years 6 months
Subsequent Event [Member] | Director [Member] | Stock Options [Member]
Subsequent Event [Line Items]
Options granted		580,000
Options granted, exercise price		$ 0.80
Vesting date		Jun. 30, 2016
Term		10 years
Volatility rate		98.15%
Expected term		5 years 6 months
Discount rate		1.74%
Subsequent Event [Member] | President [Member]
Subsequent Event [Line Items]
Common stock issued for interest, shares		101,352
Common stock issued for interest		$ 75,000
Subsequent Event [Member] | President [Member] | Warrants [Member]
Subsequent Event [Line Items]
Term		2 years
Number of shares callable by warrants		890,249
Exercise price of shares called by warrants		$ 2.00
Convertible Line of Credit - related party, net of discounts		$ 1,265,000
Subsequent Event [Member] | Executive Chairman [Member]
Subsequent Event [Line Items]
Description of settlement agreement terms
Under the employment agreement, the executive chairman was entitled to $800,000 of salary, up to 800,000 restricted stock units and $28,800 in auto allowance. Under the Settlement Agreement, the Company issued the former executive chairman 200,000 shares of restricted common stock and made two cash payments totaling $315,000.

Subsequent Event [Member] | Lincoln Park Capital Fund, LLC ("LPC") [Member] | Common Stock Purchase Agreement [Member]
Subsequent Event [Line Items]
Purchase agreement amount	$ 10.0
Description of purchase agreement terms
The Company may direct Lincoln Park, at its sole discretion and subject to certain conditions, to purchase up to 50,000 shares of Common Stock on any business day, provided that at least one business day has passed since the most recent purchase, increasing to up to 150,000 shares, depending upon the closing sale price of the Common Stock (such purchases, “Regular Purchases”). However, in no event shall a Regular Purchase be more than $500,000. The purchase price of shares of Common Stock related to the future funding will be based on the prevailing market prices of such shares at the time of sales, but in no event will shares be sold to Lincoln Park on a day the Common Stock closing price is less than the “floor price” as set forth in the Purchase Agreement. In addition, the Company may direct Lincoln Park to purchase additional amounts as accelerated purchases if on the date of a Regular Purchase the closing sale price of the Common Stock is not below the threshold price as set forth in the Purchase Agreement. The Company's sales of shares of Common Stock to Lincoln Park under the Purchase Agreement are limited to no more than the number of shares that would result in the beneficial ownership by Lincoln Park and its affiliates, at any single point in time, of more than 9.99% of the then outstanding shares of the Common Stock.

Common stock issued for cash in connection with stock purchase agreement, shares	291,097
Subsequent Event [Member] | Minimum [Member] | President [Member] | Warrants [Member]
Subsequent Event [Line Items]
Convertible note, conversion price		$ 0.63
Subsequent Event [Member] | Maximum [Member] | President [Member] | Warrants [Member]
Subsequent Event [Line Items]
Convertible note, conversion price		$ 0.78
Subsequent Event [Member] | Maximum [Member] | Lincoln Park Capital Fund, LLC ("LPC") [Member] | Common Stock Purchase Agreement [Member]
Subsequent Event [Line Items]
Common stock issued for cash in connection with stock purchase agreement, shares	391,645